Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,788,943
Proposed Maximum Offering Price per Unit	36.42
Maximum Aggregate Offering Price	$ 65,153,304.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,997.68
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover any additional shares of the Registrant's common stock that become issuable under the Registrant's 2025 Stock Option and Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein. Represents an automatic increase of 1,788,943 shares of common stock reserved for issuance under the 2025 Plan. The 2025 Plan provides that an additional number of shares will automatically be added to the shares authorized for issuance under the 2025 Plan on January 1, 2026 and each January 1st thereafter. The number of shares added each year will be equal to the lesser of: (i) four percent (4%) of the number of shares of common stock issued and outstanding on the immediately preceding December 31st, or (ii) such lesser number of shares as determined by the Administrator (as such term is defined in the in the 2025 Plan). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) of the Securities Act, and based on $36.42, the average of the high and low price of the registrant's common stock as reported on the Nasdaq Global Select Market ("Nasdaq") on February 23, 2026.